Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost [Abstract]
Amortized Cost	$ 6,458	$ 7,707
Fair Value [Abstract]
Fair Value	6,396	7,580
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	6,458
Amortized Cost	6,458	7,707
Fair Value [Abstract]
Securities, fair value	6,396
Fair Value	$ 6,396	$ 7,580